REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2017
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 3—REVENUE RECOGNITION

The core principle of the guidance in ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. We recognize all revenue related to contracts with customers in accordance with ASC 606. Refer to Note 2 for additional discussion related to our accounting policies with regards to revenue recognition.

We elected to apply ASC 606, and all related ASUs, using the retrospective adoption method. Under this method, we revised our consolidated financial statements for the years ended December 31, 2017, 2016 and 2015, and applicable interim periods within those years, as if ASC 606 had been effective for those periods. The major areas of impact in applying ASC 606 include the following:

1.

earlier recognition of certain VOI sales where the transaction price was deemed collectable yet we were deferring recognition due to specific buyers’ commitment requirements under legacy GAAP (also known as buyers’ commitment deferral or BCD);

2.

gross versus net presentation changes, which did not impact profitability, such as incentives provided to customers on VOI sales (e.g., SPG points), management fees and cost reimbursements attributable to unsold VOI inventory, and administrative fees for VOI sales in certain cases;

3.	classification of certain trial vacation package sales which also did not impact profitability;
4.	capitalization of certain incremental costs to obtain a contract related to trial vacation package sales;
5.	the instances in which we can apply the percentage of completion revenue recognition method when construction of a vacation ownership project is not complete; and
6.	classification of certain payments to developers in our exchange business who are functioning as agents in the member acquisition process.

The tables below summarize the adjustments that were made to our consolidated statements of income for the years ended December 31, 2017, 2016 and 2015 and our consolidated balance sheets as of December 31, 2017 and 2016, on a line item basis (USD in millions, except per share data):

	(As reported)					(Restated)
	Year Ended December 31, 2017	Reclassification Adjustments (1)	BCD	Percentage of Completion Related	Other (2)	Year Ended December 31, 2017

Sales of vacation ownership products, net	465	(6)	5	—	—	464
Cost reimbursements	340	(14)	—	—	—	326
Total revenues	1,786	(20)	5	—	—	1,771

Cost of service and membership related sales	158	7	—	—	—	165
Cost of sales of rental and ancillary services	299	(4)	—	—	—	295
Cost reimbursements	340	(14)	—	—	—	326
Selling and marketing expense	303	(9)	1	—	(2)	293
Total operating costs and expenses	1,567	(20)	1	—	(2)	1,546

Earnings before income taxes and noncontrolling interest	197	—	4	—	2	203

Net income attributable to common stockholders	168	—	4	—	2	174

Earnings per share attributable to common stockholders:
Basic	1.36					1.40
Diluted	1.34					1.38

	(As reported)					(Restated)
	Year Ended December 31, 2016	Reclassification Adjustments (1)	BCD	Percentage of Completion Related	Other (2)	Year Ended December 31, 2016

Service and membership related	454	3	—	—	—	457
Sales of vacation ownership products, net	306	(2)	9	—	—	313
Cost reimbursements	274	(9)	—	—	—	265
Total revenues	1,356	(8)	9	—	—	1,357

Cost of service and membership related sales	118	7	—	—	—	125
Cost of vacation ownership products sales	99	—	2	—	—	101
Cost of sales of rental and ancillary services	185	(2)	—	—	—	183
Cost reimbursements	274	(9)	—	—	—	265
Selling and marketing expense	194	(5)	2	—	(2)	189
Total operating costs and expenses	1,171	(9)	4	—	(2)	1,164

Earnings before income taxes and noncontrolling interest	324	1	5	—	2	332

Income tax provision	(57)	—	(2)	—	(1)	(60)

Net income attributable to common stockholders	265	1	3	—	1	270

Earnings per share attributable to common stockholders:
Basic	2.62					2.67
Diluted	2.60					2.65

	(As reported)					(Restated)
	Year Ended December 31, 2015	Reclassification Adjustments (1)	BCD	Percentage of Completion Related	Other (2)	Year Ended December 31, 2015

Service and membership related	421	3	—	—	1	425
Sales of vacation ownership products, net	28	(1)	—	—	—	27
Cost reimbursements	152	(1)	—	—	—	151
Total revenues	697	1	—	—	1	699

Cost of service and membership related sales	100	6	—	—	—	106
Cost of sales of rental and ancillary services	41	(1)	—	—	—	40
Cost reimbursements	152	(1)	—	—	—	151
Selling and marketing expense	71	(4)	—	—	—	67
Total operating costs and expenses	569	—	—	—	—	569

Equity in earnings from unconsolidated entities	5	—	(1)	—	—	4

Earnings before income taxes and noncontrolling interest	116	1	(1)	—	1	117

Net income attributable to common stockholders	73	1	(1)	—	1	74

Earnings per share attributable to common stockholders:
Basic	1.28					1.28
Diluted	1.26					1.27
(1)	Includes impact of item numbers 2, 3 and 6 described further above.
(2)	Includes impact of item number 4 described above, and other items of lesser significance.

	(As reported)			(Restated)
	December 31, 2017	BCD	Other (3)	December 31, 2017

Vacation ownership mortgages receivable, net (current)	78	1	—	79
Vacation ownership inventory	499	(3)	—	496
Prepaid expenses	62	(2)	4	64
Other current assets	32	—	1	33
Total current assets	1,199	(4)	5	1,200
Vacation ownership mortgages receivable, net (noncurrent)	644	14	—	658
Investment in unconsolidated entities	54	1	—	55
TOTAL ASSETS	3,671	11	5	3,687

Accrued expenses and other current liabilities	217	(2)	—	215
Total current liabilities	643	(2)	—	641
Deferred income taxes	128	4	1	133
TOTAL LIABILITIES	1,967	2	1	1,970

Retained earnings	584	9	4	597
Total shareholders’ equity	1,666	9	4	1,679

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,671	11	5	3,687

	(As reported)			(Restated)
	December 31, 2016	BCD	Other (3)	December 31, 2016

Vacation ownership mortgages receivable, net (current)	87	1	—	88
Vacation ownership inventory	197	(2)	—	195
Prepaid expenses	49	2	(2)	49
Other current assets	29	—	1	30
Total current assets	746	1	(1)	746
Vacation ownership mortgages receivable, net (noncurrent)	632	10	—	642
TOTAL ASSETS	3,304	11	(1)	3,314

Accrued expenses and other current liabilities	187	(1)	—	186
Total current liabilities	519	(1)	—	518
Deferred income taxes	161	3	1	165
TOTAL LIABILITIES	1,710	2	1	1,713

Retained earnings	492	5	2	499
Total shareholders’ equity	1,567	5	2	1,574

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,304	7	3	3,314
(3)	Includes impact on consolidated balance sheet for all items described above, except BCD.

Disaggregation of revenue

The following table presents our consolidated income statement revenues disaggregated by type and reportable segments for the years ended December 31, 2017, 2016 and 2015 (in millions).

	For the year ended December 31, 2017
	Service and membership related	Sales of vacation ownership products	Rental and ancillary services	Consumer financing	Cost reimbursements	Total
Vacation Ownership
Resort operations revenue	$—	$—	$213	$—	$—	$213
Management fee revenue	155	—	—	—	—	155
Sales of vacation ownership products, net	—	464	—	—	—	464
Consumer financing revenue	—	—	—	89	—	89
Cost reimbursement revenue	—	—	—	—	228	228
Total Vacation Ownership revenue	155	464	213	89	228	1,149
Exchange and Rental
Transaction revenue	141	—	57	—	—	198
Membership fee revenue	143	—	—	—	—	143
Ancillary member revenue	9	—	—	—	—	9
Total member revenue	293	—	57	—	—	350
Club rental revenue	—	—	105	—	—	105
Other revenue	13	—	7	—	—	20
Rental management revenue	45	—	4	—	—	49
Cost reimbursement revenue	—	—	—	—	98	98
Total Exchange and Rental revenue	351	—	173	—	98	622
Total ILG revenue	$506	$464	$386	$89	$326	$1,771

	For the year ended December 31, 2016
	Service and membership related	Sales of vacation ownership products	Rental and ancillary services	Consumer financing	Cost reimbursements	Total
Vacation Ownership
Resort operations revenue	$—	$—	$136	$—	$—	$136
Management fee revenue	110	—	—	—	—	110
Sales of vacation ownership products, net	—	313	—	—	—	313
Consumer financing revenue	—	—	—	57	—	57
Cost reimbursement revenue	—	—	—	—	170	170
Total Vacation Ownership revenue	110	313	136	57	170	786
Exchange and Rental
Transaction revenue	139	—	59	—	—	198
Membership fee revenue	138	—	—	—	—	138
Ancillary member revenue	8	—	—	—	—	8
Total member revenue	285	—	59	—	—	344
Club rental revenue	—	—	63	—	—	63
Other revenue	18	—	3	—	—	21
Rental management revenue	44	—	4	—	—	48
Cost reimbursement revenue	—	—	—	—	95	95
Total Exchange and Rental revenue	347	—	129	—	95	571
Total ILG revenue	$457	$313	$265	$57	$265	$1,357

	For the year ended December 31, 2015
	Service and membership related	Sales of vacation ownership products	Rental and ancillary services	Consumer financing	Cost reimbursements	Total
Vacation Ownership
Resort operations revenue	$—	$—	$17	$—	$—	$17
Management fee revenue	88	—	—	—	—	88
Sales of vacation ownership products, net	—	27	—	—	—	27
Consumer financing revenue	—	—	—	5	—	5
Cost reimbursement revenue	—	—	—	—	57	57
Total Vacation Ownership revenue	88	27	17	5	57	194
Exchange and Rental
Transaction revenue	136	—	57	—	—	193
Membership fee revenue	129	—	—	—	—	129
Ancillary member revenue	8	—	—	—	—	8
Total member revenue	273	—	57	—	—	330
Club rental revenue	—	—	9	—	—	9
Other revenue	19	—	3	—	—	22
Rental management revenue	45	—	5	—	—	50
Cost reimbursement revenue	—	—	—	—	94	94
Total Exchange and Rental revenue	337	—	74	—	94	505
Total ILG revenue	$425	$27	$91	$5	$151	$699

Contract balances

The following table provides information about receivables, contracts assets, and contract liabilities from our contracts with customers (in millions):

	December 31,	December 31,
	2017	2016
Accounts receivable, net of allowance for doubtful accounts	$121	$97
Vacation ownership mortgages receivable, net of allowance	$737	$730
Contract liabilities(1)	$232	$235

(1)   Of this amount, $109 million of revenue recognized in the year ended December 31, 2017 was included in the contract liabilities balance as of December 31, 2016.

Receivables as of December 31, 2017 and 2016 include amounts related to our contractual right to consideration for completed performance obligations, and are realized when the associated cash is received. Amounts related to our contract assets, aside from those in table above, as of December 31, 2017 and 2016, are negligible and there have been no associated impairment losses. Contract liabilities include payments received in advance of performance under the contract and are realized with the associated revenue recognized under the contract.

Costs to Obtain or Fulfill a Contract

The ending asset balance related to costs to obtain a contract as of December 31, 2017 and 2016 were $19 million and $20 million, respectively, and total amortization was $8 million for the year ended December 31, 2017. There were no associated impairment losses.

We apply a practical expedient to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less.

We capitalize certain costs incurred to fulfill our contracts with customers, which primarily consists of membership fulfillment and member resort directory costs for active members. Membership fulfillment costs are amortized over the applicable membership term, and costs associated with directories are amortized over the period of benefit.

The ending asset balance for fulfillment costs as of December 31, 2017 and 2016 were $5 million and $4 million, respectively, and total amortization was $4 million for the year ended December 31, 2017. There were no associated impairment losses.

Refer to Note 2 for related accounting policy on costs to obtain or fulfill a contract.